RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
SCHEDULE OF BALANCES WITH RELATED PARTIES
	June 30, 2022	December 31, 2021
	In U.S. dollars in thousands
Assets:
Receivables	127	137

Liabilities:
Employees and payroll accruals	70	46
Short term loan	89	89
Convertible loan	24	32

	December 31,
	2021	2020
	In U.S. dollars in thousands
Assets:
Receivables Note 7(a)	137	2

Liabilities:
Employees and payroll accruals	46	-
Short term loan Note 7(b)	89	44
Convertible loan Note 7(c)	32	-

SCHEDULE OF RELATED PARTY TRANSACTIONS

	Six months ended June 30,
	2022	2021

	In U.S. dollars in thousands
Expenses:
Management fee to the Company’s CEO *)	35	-
Salaries and related cost (including share-based compensation in the amount of $487,000)	593	-

*)	During the second quarter, 2022, the salary of the Company’s CEO is currently being paid as a management fee to GPIS Ltd., a related company, wholly-owned by the CEO.

	Year ended December 31,
	2021	2020

	In U.S. dollars in thousands
Expenses:
Salaries and related cost (including stock-based compensation in the amount of $485)	595	-
AppYea’s Management fee participation	(60)	-
Financial income,net	2	-